Cover	Sep. 08, 2026
Cover [Abstract]
Entity Registrant Name	FOOD CULTURE INC.
Entity Central Index Key	0001076262
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 08, 2026
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-2132622
Entity Address Address Line 1	63-16 102nd St.
Entity Address Address Line 2	Suite CF1
Entity Address City Or Town	Rego Park
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11374
City Area Code	416
Local Phone Number	565-5467
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	FCUL
Security 12b Title	None